Note 6 - Improvements in Process	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Improvements in Process [Text Block]
NOTE
6
– IMPROVEMENTS IN PROCESS

An impairment assessment during the
fourth
quarter of
2018
concluded the investment in property and improvements in development, which represented the capitalized costs the Company incurred in constructing the improvements, at
20
North Rear Road was substantially impacted by the changes in Canada’s Medical Marihuana Purposes Regulations and the Company reported impairment charges of
$1,270,115
in
2018.
There were
no
further impairments in
2019.

During
2018,
$160,724
of improvements in process related to the Company’s main office were placed into service and transferred into property and equipment. There were no
such transfers in
2019.